Long-Term Debt - Repayment Schedule (Table) (Details) $ in Thousands	Dec. 31, 2025 USD ($)
Debt Disclosure [Abstract]
December 31, 2026	$ 147,567
December 31, 2027	246,954
December 31, 2028	66,800
December 31, 2029	43,800
December 31, 2030	91,800
December 31, 2031 and thereafter	97,788
Debt and Lease Obligation, Total	$ 694,709